CONSOLIDATED STATEMENT OF CASH FLOWS - USD ($)	12 Months Ended
	Jun. 30, 2025	Jun. 30, 2024	Jun. 30, 2023
Operating activities
Payments to suppliers and employees	$ (24,240,649)	$ (19,215,938)	$ (15,954,550)
Receipts from third-parties	569,484	183,159	0
Interest paid	(329,740)	(120,313)	(49,488)
Interest received	2,203,220	546,029	139,644
Net cash flows used in operating activities	(21,797,685)	(18,607,063)	(15,864,394)
Investing activities
Purchase of property, plant and equipment	(16,963,016)	(5,018,093)	(2,077,794)
Proceeds from sale of property, plant and equipment	9,417	2,040,083	0
Purchases of intangible assets	(6,678,750)	0	0
Purchase of exploration and evaluation assets	(644,661)	(3,051,559)	(627,792)
Blacksand option prepayments	0	(500,000)	(3,000,000)
Net cash flows used in investing activities	(24,277,010)	(6,529,569)	(5,705,586)
Financing activities
Proceeds from issue of shares	71,125,089	48,331,724	29,921,945
Share issue costs	(2,615,882)	(1,315,725)	(1,511,182)
Repayment of borrowings	(5,826)	(5,970)	(5,594)
Payment of principal portion of lease liabilities	(511,749)	(417,866)	(512,660)
Net cash flows from financing activities	67,991,632	46,592,163	27,892,509
Net increase in cash and cash equivalents	21,916,937	21,455,531	6,322,529
Net foreign exchange differences	(260,168)	(236,116)	(57,139)
Cash and cash equivalents at beginning of the year	33,157,356	11,937,941	5,672,551
Cash and cash equivalents at the end of the year	54,814,125	33,157,356	11,937,941
Supplemental cash flow information:
Property, plant, equipment and intangible additions in accounts payable and other accrued liabilities	$ 2,508,971	$ 734,708	$ 0